REVENUES (Schedule of Significant Changes in Deferred Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues [Abstract]
Balance, beginning of the period	$ 7,999	$ 3,873
New performance obligations	5,210	11,195
Reclassification to revenue as a result of satisfying performance obligations	(2,222)	(7,069)
Balance, end of the period	10,987	7,999
Less: long-term portion of deferred revenue	7,495	6,265
Current portion, end of period	$ 3,492	$ 1,734